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              [KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LETTERHEAD]


State Street Financial Center
One Lincoln Street, 16th Floor
Boston, MA 02111
Tel.: (617) 261-3246
Fax.: (617) 261-3175


October 24, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


      Re: Eaton Vance Tax-Managed Diversified Equity Income Fund Registration Statement on Form N-2 (333-129692; 811-21832)

Dear Mr. DiStefano:

      Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Managed Diversified Equity Income Fund (the "Fund") is Pre-Effective Amendment No. 1 to the Fund's registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share ("Pre-Effective Amendment No. 1").

      It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

      Questions should be directed to the undersigned at (617) 261-3246.

                                       Sincerely,

                                       \s\ Clair E. Pagnano
                                       -------------------------------
                                       Clair E. Pagnano